Supplement dated February 3, 2025, to the Updating Summary Prospectus and Prospectus dated May 1, 2024 for Executive Benefit VUL and Executive Benefit VUL II policies issued by Empower Annuity Insurance Company of America

COLI VUL-2 Series Account

Supplement dated February 3, 2025, to the Updating Summary Prospectus and Prospectus dated May 1, 2024 for Executive Benefit VUL II policies
issued by Empower Life & Annuity Insurance Company of New York

COLI VUL-2 Series Account

This Supplement amends certain information in your variable universal life policy prospectus and updating summary prospectus (collectively, the “Prospectuses”). Please read this Supplement carefully and keep it with your Prospectuses for future reference. You may obtain a current prospectus by visiting www.protective.com/productprospectus or by calling 1-888-353-2654.

The “Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable” section of the table in the "FUND APPENDIX: FUNDS AVAILABLE UNDER THE POLICY" section of the Prospectuses is amended so as all references to Western Asset Management Company, LLC are hereby deleted in the following fund:

Empower U.S. Government Securities Fund- Investor Class

If you have any questions regarding this Supplement, please contact your investment professional or us toll free at 1-888-353-2654. Please keep this Supplement for future reference.